Note 22 - Income Taxes - Deferred Tax Assets and Liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2018	Dec. 31, 2017
Net operating loss carry forwards	€ 13,675	€ 13,218
Elimination of intercompany profit in inventory	187	167
Elimination of intercompany profit in fixed assets	343	265
Provisions for retirement indemnities	488	566
Capital leases treated as operating leases for tax, asset	10
Capital leases treated as operating leases for tax, liability		(3)
Other items	174	216
Total deferred tax assets	14,877	14,431
Total deferred tax liabilities
Net deferred tax assets	14,877	14,431
Valuation allowance for deferred tax assets	(14,553)	(14,266)
Deferred tax assets (liabilities), net of allowance	€ 324	€ 165